THE EXCHEQUER VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED
AND VARIABLE ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account A1

Supplement Effective as of April 30, 2012

This supplement updates and amends certain information contained in your prospectus dated May 1, 1998, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION ABOUT THE PORTFOLIOS
AVAILABLE THROUGH THE CONTRACT

The following chart lists the Portfolios that are, effective April 30, 2012, available through the Investment Divisions of Security Life Separate Account A1, along with each Portfolio’s investment adviser/subadviser and investment objective. More detailed information about these Portfolios can be found in the current prospectus and Statement of Additional Information for each Portfolio. If you received a summary prospectus for any of the Portfolios available through your Contract, you may obtain a full prospectus and other Portfolio information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Portfolio’s summary prospectus.

There is no assurance that the stated investment objectives of any of the Portfolios will be achieved. Shares of the Portfolios will rise and fall in value and you could lose money by allocating Contract value to the Investment Divisions that invest in the Portfolios. Shares of the Portfolios are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Except as noted, all Portfolios are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research
Company
ING JPMorgan Emerging	Investment Adviser:	Seeks capital appreciation.
Markets Equity Portfolio (Class I)	Directed Services LLC
Subadviser:
J.P. Morgan Investment
Management Inc.
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment
Management Inc.

X.SLTF-12	Page 1 of 5	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Large Cap Growth Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
LLC *
ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income
Portfolio (Class S)	Directed Services LLC	consistent with low risk to principal
	Subadviser:	and liquidity and secondarily, seeks
	ING Investment Management Co.	to enhance its total return through
	LLC*	capital appreciation when market
factors, such as falling interest rates
and rising bond prices, indicate that
capital appreciation may be
available without significant risk to
principal.
ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.
LLC*
ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company
ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class S)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management,
Inc.
ING T. Rowe Price Equity Income	Investment Adviser:	Seeks substantial dividend income
Portfolio (Class I)	Directed Services LLC	as well as long-term growth of
	Subadviser:	capital.
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
LLC*
ING Invesco Van Kampen Equity	Investment Adviser:	Seeks total return, consisting of
and Income Portfolio (Class I)	Directed Services LLC	long-term capital appreciation and
	Subadviser:	current income.
Invesco Advisers, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.
ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital
Mid Cap Growth Portfolio	Directed Services LLC	appreciation.
(Class I)	Subadviser:
T. Rowe Price Associates, Inc.

X.SLTF-12	Page 2 of 5	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks total return consisting of
	ING Investments, LLC	capital appreciation (both realized
	Subadviser:	and unrealized) and current income;
	ING Investment Management Co.	the secondary investment objective
	LLC*	is long-term capital appreciation.
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified
	LLC*	portfolio consisting primarily of
debt securities. It is anticipated that
capital appreciation and investment
income will both be major factors in
achieving total return.
ING International Index Portfolio	Investment Adviser:	Seeks investment results (before
(Class S)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC*	a widely accepted international
index.
ING RussellTM Large Cap Growth	Investment Adviser:	A non diversified portfolio that
Index Portfolio (Class I)	ING Investments, LLC	seeks investment results (before fees
	Subadviser:	and expenses) that correspond to the
	ING Investment Management Co.	total return (which includes capital
	LLC*	appreciation and income) of the
Russell Top 200® Growth Index.

IMPORTANT INFORMATION ABOUT PORTFOLIOS
CLOSED TO NEW INVESTMENT

The Investment Divisions that invest in the following Portfolios have been closed to new investment:

  Invesco V.I. Core Equity Fund

  Van Eck VIP Global Hard Assets Fund

Contract owners who have Contract value allocated to one or more of the Investment Divisions which correspond to these Portfolios may leave their Contract value in those Investment Divisions, but future allocations and transfers into those Investment Divisions are prohibited. If your most recent premium allocation instructions includes an Investment Division that corresponds to one of these Portfolios, premium received that would have been allocated to an Investment Division corresponding to one of these Portfolios may be automatically allocated among the other available Investment Divisions according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available Portfolios, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the Your Right to Transfer Among Divisions section beginning on page 27 of your Contract prospectus for information about making allocation changes.

*	Effective December 31, 2011, ING Investment Management Co. merged with and into ING Investment Management Co. LLC.

X.SLTF-12	Page 3 of 5	April 2012

IMPORTANT INFORMATION ABOUT THE COMPANY’S
INTEREST BEARING RETAINED ASSET ACCOUNT

Subject to state law conditions and requirements, full payment of the Death Benefit Proceeds (“Proceeds”) to a Beneficiary may be made into an interest bearing retained asset account that is backed by our general account. The retained asset account is not guaranteed by the FDIC. The Beneficiary may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to make a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract. A Beneficiary should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

A Beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com.

REGULATORY MATTERS

As with many financial services companies, the company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the United States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF and compliance with unclaimed property laws. A majority of states are conducting an audit of the company’s compliance with unclaimed property laws. The company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for Death Benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the company. The potential outcome of such action is difficult to predict but could subject the company to adverse consequences, including, but not limited to, settlement payments, additional payments to Beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the company’s procedures for the identification and escheatment of abandoned property and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the company’s financial position. It is the practice of the company and its affiliates to cooperate fully in these matters.

X.SLTF-12	Page 4 of 5	April 2012

MORE INFORMATION IS AVAILABLE

More information about the Portfolios available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Portfolio. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5065
Minot, ND 58702-5065
1-877-253-5050

If you received a summary prospectus for any of the Portfolios available through your Contract, you may obtain a full prospectus and other Portfolio information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Portfolio’s summary prospectus.

X.SLTF-12	Page 5 of 5	April 2012